                                  FORM N-23c-3

                        NOTIFICATION OF REPURCHASE OFFER
                             PURSUANT TO RULE 23c-3

1.   Investment Company Act File Number 811-05898
     Date of Notification: November 3, 2006

2.   Exact name of investment company as specified in registration statement:

     MORGAN STANLEY PRIME INCOME TRUST

3.   Address of principal executive office:

     1221 Avenue of the Americas
     New York, New York 10020

A. |X| The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B. |_| The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C. |_| The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.


                                        By: /s/ MARY E. MULLIN
                                            ------------------------------------
                                            Mary E. Mullin
                                            Vice President and Secretary

                                                                November 3, 2006

To Morgan Stanley Prime Income Trust Shareholders:

     As part of recent modifications of the Morgan Stanley Prime Income Trust, effective in November 2006, the Fund now makes MONTHLY offers to repurchase its shares in order to provide liquidity to shareholders. The monthly repurchase offers are an opportunity for you to sell shares on a monthly basis. Prior to each monthly repurchase offer period, the Fund is required to send notification of the repurchase offer to all of its shareholders. In order to accommodate MONTHLY repurchase offers, the date of the Fund's notification before each offer and the period between notification and expiration of each offer is shorter than previous QUARTERLY tender offers; however, shareholders will now have more frequent opportunities to tender their shares for repurchase.

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IF YOU ARE NOT INTERESTED IN SELLING YOUR FUND SHARES AT THIS TIME, YOU DO NOT
HAVE TO DO ANYTHING AND CAN DISREGARD THIS NOTICE. PLEASE NOTE THAT STARTING THIS MONTH, NOVEMBER 2006, THE FUND IS NOW MAKING MONTHLY OFFERS TO REPURCHASE ITS SHARES.

--------------------------------------------------------------------------------

     If you intend to sell your shares during this repurchase offer period, please read the enclosed documents. You should also consider the following:

          - Determine if your account is held with your Financial Advisor or directly with the Fund. If you are unsure if your account is held directly with the Fund or with your Financial Adviser, please review your most recent account statement. If your statement is from your Financial Adviser, you must contact your Financial Adviser for assistance. If your statement is from the Fund and Morgan Stanley Trust, you may contact the Morgan Stanley Trust Client Relations Department at 1-800-869-NEWS.

          - IF YOUR ACCOUNT IS HELD WITH YOUR FINANCIAL ADVISER, THERE MAY BE DIFFERENT REQUIREMENTS FOR MAKING A REPURCHASE REQUEST DURING THE REPURCHASE OFFER PERIOD. PLEASE CONTACT YOUR FINANCIAL ADVISER BEFORE COMPLETING THESE DOCUMENTS.

          - If you wish to sell shares held in a Morgan Stanley sponsored retirement plan account with Morgan Stanley Trust serving as custodian, you must complete and submit the appropriate Morgan Stanley retirement account distribution form IN ADDITION TO the enclosed Letter of Transmittal to execute your request. To obtain a distribution form, please contact the Morgan Stanley Trust Client Relations Department immediately at 1-800-869-NEWS.

     The enclosed documents apply to the current repurchase offer period. New documents will be mailed to you in connection with subsequent monthly repurchase offers.

     Please refer to the Fund's Prospectus and the enclosed Morgan Stanley Prime Income Trust Shareholder Repurchase Offer Notice, Repurchase Offer Terms and Letter of Transmittal if you have any questions.

                                        Very truly yours,

                                        MORGAN STANLEY PRIME INCOME TRUST

                                                                  MS PRI-1-11/06

                                                                November 3, 2006

                       MORGAN STANLEY PRIME INCOME TRUST
                      SHAREHOLDER REPURCHASE OFFER NOTICE

     This notice is to inform you of the dates for your Fund's current repurchase offer. IF YOU ARE NOT INTERESTED IN SELLING YOUR SHARES AT THIS TIME, YOU DO NOT HAVE TO DO ANYTHING AND CAN DISREGARD THIS NOTICE. PLEASE NOTE THAT STARTING THIS MONTH, NOVEMBER 2006, THE FUND IS NOW MAKING MONTHLY OFFERS TO REPURCHASE ITS SHARES.

     We extend this repurchase offer to provide liquidity to shareholders because shares of this closed-end interval fund are not redeemable daily for cash and are not traded on a stock exchange. You can sell Fund shares only during one of the Fund's scheduled monthly repurchase offer periods, so we would like to make you aware of the deadlines and procedures should you wish to do so. NOTE THAT THE SALE OF SHARES OF THE FUND THAT HAVE BEEN HELD FOR 4 YEARS OR LESS MAY RESULT IN AN EARLY WITHDRAWAL CHARGE AND MAY BE A TAXABLE EVENT; consult your financial adviser or tax adviser for more information. Please remember that you are not obligated to do anything with your shares at this time.

     This repurchase offer period begins on November 10, 2006 and ends (unless extended) on the repurchase request deadline at the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but it may close earlier on certain days) on November 17, 2006. Shares accepted for repurchase will be purchased at a price equal to the respective net asset value of such shares on the repurchase pricing date, which is described further in the enclosed Repurchase Offer Terms. On October 27, 2006, the net asset value per share of the Fund's shares was $9.04.

     If you wish to sell your shares during this repurchase offer period, you can do so in one of three ways as follows:

          1. IF YOUR SHARES ARE HELD FOR YOU BY YOUR BROKER-DEALER, OR FOR YOUR RETIREMENT PLAN BY YOUR RETIREMENT PLAN TRUSTEE OR OTHERWISE BY A NOMINEE, YOU WILL NEED TO ASK YOUR BROKER-DEALER OR RETIREMENT PLAN TRUSTEE OR NOMINEE TO SUBMIT THE REPURCHASE REQUEST FOR YOU.

          2. IF YOU DO NOT HAVE A FINANCIAL ADVISER, AND YOU HAVE A DIRECT ACCOUNT HELD WITH THE FUND, COMPLETE BY SIGNING AND DATING THE ENCLOSED LETTER OF TRANSMITTAL AND INSURE THAT IT IS RECEIVED IN GOOD ORDER BY MORGAN STANLEY TRUST, THE FUND'S DEPOSITARY, PRIOR TO THE CLOSE OF THE NEW YORK STOCK EXCHANGE (NORMALLY THE EXCHANGE CLOSES AT 4:00 P.M., EASTERN TIME, BUT IT MAY CLOSE EARLIER ON CERTAIN DAYS) ON NOVEMBER 17, 2006.

          3. IF YOUR SHARES ARE HELD IN A MORGAN STANLEY SPONSORED RETIREMENT PLAN ACCOUNT WITH MORGAN STANLEY TRUST SERVING AS CUSTODIAN, PLEASE BE AWARE THAT MORGAN STANLEY REQUIRES A COMPLETED DISTRIBUTION FORM FOR YOUR SPECIFIC RETIREMENT ACCOUNT TYPE, IN ADDITION TO THE ENCLOSED LETTER OF TRANSMITTAL, IN ORDER TO PROCESS YOUR REQUEST. To obtain a distribution form, please contact our Client Relations Department immediately at 1-800-869-NEWS.

     IF YOU ARE UNSURE WHICH OF THE ABOVE SITUATIONS APPLIES TO YOU, PLEASE CONTACT YOUR FINANCIAL ADVISER OR THE MORGAN STANLEY TRUST CLIENT RELATIONS DEPARTMENT AT 1-800-869-NEWS FOR SHAREHOLDERS WHO DO NOT HAVE FINANCIAL ADVISERS.

     ALL DOCUMENTATION RELATING TO REPURCHASE REQUESTS MUST BE RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NEW YORK STOCK EXCHANGE (NORMALLY THE EXCHANGE CLOSES AT 4:00 P.M., EASTERN TIME, BUT IT MAY CLOSE EARLIER ON CERTAIN DAYS) ON NOVEMBER 17, 2006.

     Please refer to the Supplement to the Fund's Prospectus dated October 24, 2006, and the enclosed Repurchase Offer Terms and Letter of Transmittal if you have any questions, or you can also call the Client Relations Department at 1-800-869-NEWS or your Financial Adviser. The enclosed documents apply to the current repurchase offer period, and new documents will be mailed to you in connection with subsequent monthly offers.

     No person has been authorized to make any recommendation, to give you any information or to make any representations to you in connection with this repurchase offer (other than those contained herein, in the Repurchase Offer Terms, in the Letter of Transmittal, in the letter outlining the repurchase procedure or in the Prospectus as supplemented on October 24, 2006) (the "Prospectus") and, if given or made, such information must not be relied upon as having been authorized by the Fund, its investment adviser, its principal underwriter or its transfer agent.

Morgan Stanley Distributors Inc.
1221 Avenue of the Americas
New York, New York 10020
www.morganstanley.com

Morgan Stanley Funds
Copyright (C)2006 Morgan Stanley Funds. All rights reserved.
Member NASD/SIPC.                                                  MSPRI-1-11/06

                             REPURCHASE OFFER TERMS

     1. THE OFFER. Morgan Stanley Prime Income Trust (the "Fund") is offering to repurchase for cash up to ten percent (10%) of the aggregate of its issued and outstanding shares of beneficial interest ("Shares") on the repurchase request deadline (described below) at a price equal to the net asset value per Share ("NAV" or "Net Asset Value") as of the close of the New York Stock Exchange on the repurchase pricing date (described below), less any applicable early withdrawal charge (described below), upon the terms and conditions set forth in this Repurchase Offer Terms, the Morgan Stanley Prime Income Trust Shareholder Repurchase Offer Notice (the "Repurchase Offer Notice"), the Fund's Prospectus, and the related Letter of Transmittal and the Instructions thereto. Together those documents constitute the "Offer." The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares. All Shares are considered for the purposes of allocating repurchases under this Offer. The purpose of the Offer is to provide liquidity to shareholders since the Fund is unaware of any secondary market which exists for the Shares. The Fund currently does not charge a processing fee for handling repurchase requests. However, if your Shares are held for you by your broker-dealer, or for your retirement plan by your retirement plan trustee or otherwise by a nominee, such person may charge a transaction fee for submitting a repurchase request for you.

     2. NET ASSET VALUE. You must determine whether to tender Shares prior to the repurchase request deadline, but the Net Asset Value at which the Fund will repurchase Shares will not be calculated until the repurchase pricing date. The Net Asset Value may fluctuate between the date you submit your repurchase request and the repurchase request deadline (and the repurchase pricing date, if different.) The Net Asset Values on the repurchase request deadline and the repurchase pricing date could be higher or lower than on the date you submit a repurchase request. Please call the Morgan Stanley Trust Client Relations Department at 1-800-869-NEWS for current NAV information.

     3. REPURCHASE REQUEST OFFER PERIOD AND REPURCHASE REQUEST DEADLINE. This month's Offer begins on November 10, 2006. All tenders of Shares for repurchase must be received in proper form by the Fund's transfer agent, Morgan Stanley Trust, between November 10, 2006 and before the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but it may close earlier on certain days) on November 17, 2006, unless extended (the "repurchase request deadline").

     4. REPURCHASE PRICING DATE. The repurchase pricing date normally will be the same date as the repurchase request deadline and pricing will be determined after the close of business on that date or as soon as such determination can be made thereafter (the "repurchase pricing date"). If the Fund were to use a repurchase pricing date later than the repurchase request deadline, there is a risk that the Fund's Net Asset Value may fluctuate between those dates.

     5. PAYMENT FOR SHARES REPURCHASED. Payment for all Shares repurchased pursuant to this Offer will be made not later than seven days after the repurchase pricing date and in any event will occur at least five business days before notification of the next monthly repurchase offer is sent to shareholders.

     6. EARLY WITHDRAWAL CHARGE. The Fund does not currently charge a special handling or processing fee for repurchases. Your Financial Adviser or broker may charge a transaction fee in connection with submitting a repurchase request. An early withdrawal charge of up to 3% may be imposed on those Shares accepted for repurchase that have been held for four years or less (calculated from the last day of the month in which the Shares were purchased). Please check your holdings and the Fund's Prospectus.

     7. INCREASE IN NUMBER OF SHARES REPURCHASED; PRO RATA REPURCHASE. If shareholders tender for repurchase more than the Shares which the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to repurchase by up to 2% of the number of Shares outstanding on the repurchase request deadline. If the number of Shares tendered for repurchase thereafter exceeds the number of Shares which the Fund is offering to repurchase, the Fund is required to repurchase the Shares tendered on a pro rata basis. There can be no assurance that the Fund will be able to repurchase all the Shares that you tender even if you tender all the Shares that you own. In the event of an oversubscribed Offer, you may be unable to liquidate some or all of your investment at Net Asset Value. You may have to wait until a subsequent monthly repurchase offer to tender Shares that the Fund was unable to repurchase, and you would be subject to the risk of Net Asset Value fluctuations during that time.

     8. WITHDRAWAL OR MODIFICATION OF NUMBER OF SHARES TO BE REPURCHASED. Shares submitted pursuant to the Offer may be withdrawn or you may change the number of Shares submitted for repurchase at any time prior to the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but it may close earlier on certain days) on the repurchase request deadline. If your Shares are held for you by your broker-dealer, or for your retirement plan by your retirement plan trustee or otherwise by a nominee, please consult such person if you wish to modify or withdraw a repurchase request. With respect to Shares held directly, shareholders seeking to modify or withdraw their tender of Shares must send to the Fund's depositary, Morgan Stanley Trust, at the address noted in the

Letter of Transmittal, a notice of withdrawal or notice of modification, as applicable, that specifies the name of the person withdrawing or modifying a tender of Shares, the number of Shares to be withdrawn or the modified number of Shares to be tendered and, if certificates representing such Shares have been delivered or otherwise identified to the depositary, the name of the registered holder(s) of such Shares. If certificates have been delivered to the depositary, then, prior to the release of such certificates, you must also submit the certificate numbers shown on the particular certificates evidencing such Shares, and the signature on the notice of withdrawal or notice of modification must be guaranteed. (See Instruction 4(f) to the Letter of Transmittal for further instructions regarding acceptable guarantees of signatures.) Shares properly withdrawn shall not thereafter be deemed to be tendered for purposes of the Offer. However, withdrawn Shares may be retendered by following the procedures described herein prior to the repurchase request deadline. For further information regarding modifications or withdrawals of tenders, you may call the Morgan Stanley Trust Client Relations Department at 1-800-869-NEWS or contact your Financial Adviser.

     9. SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER. The Board of Trustees of the Fund may suspend or postpone this Offer only by a majority vote of the Trustees (including a majority of the disinterested Trustees) and only:

          (A) for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; or

          (B) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

          (C) if the Offer would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code; or

          (D) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

     If the Offer is suspended or postponed, the Fund will provide notice of the suspension or postponement to each shareholder of the Fund. If the Fund renews the Offer, the Fund will send a new notification to each shareholder with details concerning the terms and conditions of the renewed Offer.

     NEITHER THE FUND NOR ITS BOARD OF TRUSTEES MAKES ANY RECOMMENDATION TO ANY SHAREHOLDER AS TO WHETHER TO TENDER OR REFRAIN FROM TENDERING SHARES. EACH SHAREHOLDER MUST MAKE AN INDEPENDENT DECISION WHETHER TO TENDER SHARES AND, IF SO, HOW MANY SHARES TO TENDER. NO PERSON HAS BEEN AUTHORIZED TO MAKE ANY RECOMMENDATION ON BEHALF OF THE FUND AS TO WHETHER SHAREHOLDERS SHOULD TENDER SHARES PURSUANT TO THIS OFFER. NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFER OTHER THAN THOSE CONTAINED HEREIN, IN THE REPURCHASE OFFER NOTICE, IN THE LETTER OF TRANSMITTAL, IN THE LETTER OUTLINING THE REPURCHASE PROCEDURE OR IN THE FUND'S PROSPECTUS.

     FOR A COPY OF THE FUND'S PROSPECTUS OR FOR OTHER INFORMATION, VISIT www.morganstanley.com/funds, CALL THE FUND AT 1-800-869-NEWS OR CONTACT YOUR FINANCIAL ADVISER.

Dated: November 3, 2006

                                                                   MSPRI-1-11/06

                             LETTER OF TRANSMITTAL
                                REGARDING SHARES
                                       OF
                       MORGAN STANLEY PRIME INCOME TRUST

     TENDERED PURSUANT TO THE MORGAN STANLEY PRIME INCOME TRUST SHAREHOLDER
               REPURCHASE OFFER NOTICE AND REPURCHASE OFFER TERMS

--------------------------------------------------------------------------------

 THE REPURCHASE OFFER (THE "OFFER") AND WITHDRAWAL RIGHTS EXPIRE AT THE CLOSE OF THE NEW YORK STOCK EXCHANGE (NORMALLY THE EXCHANGE CLOSES AT 4:00 P.M., EASTERN
    TIME, BUT IT MAY CLOSE EARLIER ON CERTAIN DAYS) ON THE REPURCHASE REQUEST DEADLINE AS STATED IN THE SHAREHOLDER REPURCHASE OFFER NOTICE AND REPURCHASE
                          OFFER TERMS (UNLESS EXTENDED)

                IF YOUR SHARES ARE HELD FOR YOU BY YOUR FINANCIAL
       ADVISER, PLEASE CONTACT YOUR FINANCIAL ADVISER DIRECTLY AND DO NOT
                               COMPLETE THIS FORM.

--------------------------------------------------------------------------------

Ladies and Gentlemen:

     The undersigned hereby tenders to the Morgan Stanley Prime Income Trust, a non-diversified, closed-end management investment company organized as a Massachusetts business trust (the "Fund"), the common shares of beneficial interest, par value $0.01 per share, of the Fund described below in Box No. 1, at a price (the "Repurchase Price") equal to the net asset value per Share ("NAV") determined as of the repurchase pricing date (as described in the Repurchase Offer Terms), upon the terms and conditions set forth in the Morgan Stanley Prime Income Trust Shareholder Repurchase Offer Notice and the Repurchase Offer Terms, receipt of which is hereby acknowledged, and in this Letter of Transmittal and the Instructions hereto (which together constitute the "Offer"). An early withdrawal charge (as described in the Repurchase Offer Terms) will be imposed on most Shares accepted for repurchase which have been held for four years or less (calculated from the last day of the month in which the Shares were purchased).

     Subject to and effective upon acceptance for payment of the Shares tendered hereby in accordance with the terms of the Offer, the undersigned hereby sells, assigns and transfers to or upon the order of the Fund all right, title and interest in and to all Shares tendered hereby that are purchased pursuant to the Offer and hereby irrevocably constitutes and appoints Morgan Stanley Trust (the "Depositary") as attorney-in-fact of the undersigned with respect to such Shares, with full power of substitution (such power of attorney being deemed to be an irrevocable power coupled with an interest), to: (a) deliver certificates for such Shares or transfer ownership of such Shares on the Fund's books, together in either such case with all accompanying evidences of transfer and authenticity, to or upon the order of the Fund, upon receipt by the Depositary, as the undersigned's agent, of the aggregate NAV of such Shares; (b) present certificates for such Shares, if any, for cancellation and transfer on the Fund's books; (c) deduct from the Repurchase Price deposited with the Depositary any applicable early withdrawal charge and remit such charge to Morgan Stanley Distributors Inc.; and (d) receive all benefits and otherwise exercise all rights of beneficial ownership of such Shares, subject to the next paragraph, all in accordance with the terms of the Offer.

     The undersigned hereby represents and warrants that: (a) the undersigned has a "net long position" in the Shares tendered hereby within the meaning of Rule 14e-4 promulgated under the Securities Act of 1934, as amended, and has full power and authority to validly tender, sell, assign and transfer the Shares tendered hereby; (b) when and to the extent the Fund accepts the Shares for repurchase, the Fund will acquire good, marketable and unencumbered title to them, free and clear of all security interests, liens, charges, encumbrances, conditional sales agreements or other obligations relating to their sale or transfer, and not subject to any adverse claim; (c) on request, the undersigned will execute and deliver any additional documents the Depositary or the Fund deems necessary or desirable to complete the assignment, transfer and repurchase of the Shares tendered hereby; and (d) the undersigned has read and agrees to all of the terms of the Offer.

     The names and addresses of the registered owners should be printed, if they are not already printed, in Box 1 as they appear on the registration of the Shares. The tendering shareholder must indicate one of several options, either
(A) to specify all Shares be tendered, (B) a specified number of Shares be tendered or (C) that number of Shares tendered necessary to obtain a specific dollar amount. If the Shares tendered hereby are in certificate form, the certificates representing such Shares MUST be returned together with this Letter of Transmittal.

     The undersigned recognizes that under certain circumstances set forth in the Offer, the Fund may terminate or amend the Offer or may not be required to repurchase any of the Shares tendered hereby. In any such event, the undersigned understands that certificate(s) for any Shares not repurchased, if any, will be returned to the undersigned at the address indicated below in Box No. 1 unless otherwise indicated under the Special Payment and Delivery Instructions in Box No. 2.

     The undersigned understands that acceptance of Shares by the Fund for repurchase will constitute a binding agreement between the undersigned and the Fund upon the terms and subject to the conditions of the Offer.

     The check for the Repurchase Price of the tendered Shares repurchased, minus any applicable early withdrawal charge, will be issued to the order of the undersigned and mailed to the address indicated below in Box No. 1, unless otherwise indicated in Box No. 2. Shareholders tendering Shares remain entitled to receive dividends declared on such shares up to the settlement date of the Offer. The Fund will not pay interest on the Repurchase Price under any circumstances.

     All authority herein conferred or agreed to be conferred shall survive the death or incapacity of the undersigned and all obligations of the undersigned hereunder shall be binding upon the heirs, personal representatives, successors and assigns of the undersigned. Except as stated in the Offer, this tender is irrevocable.

     THIS LETTER OF TRANSMITTAL IS TO BE USED ONLY IF THE SHARES TO BE TENDERED ARE REGISTERED IN THE SHAREHOLDER'S NAME AND THE NECESSARY DOCUMENTS WILL BE TRANSMITTED TO THE DEPOSITARY BY THE SHAREHOLDER OR HIS/HER BROKER, DEALER OR OTHER SELLING GROUP MEMBER. DO NOT USE THIS FORM IF A BROKER, DEALER OR OTHER SELLING GROUP MEMBER IS THE REGISTERED OWNER OF THE SHARES AND IS EFFECTING THE TRANSACTION FOR THE SHAREHOLDER.

          DELIVERY TO AN ADDRESS OTHER THAN THAT SHOWN BELOW DOES NOT
                           CONSTITUTE VALID DELIVERY.

                 IF SHARES ARE HELD IN YOUR OWN NAME, SEND TO:
                        MORGAN STANLEY TRUST, DEPOSITARY

           BY REGULAR MAIL:                      BY CERTIFIED, REGISTERED,
         Morgan Stanley Trust                   OVERNIGHT MAIL OR COURIER:
             P.O. Box 984                          Morgan Stanley Trust
      Jersey City, NJ 07303-0984               Harborside Financial Center
         Attn: Morgan Stanley                      Plaza Two, 2nd Floor
  Prime Income Trust Repurchase Offer           Jersey City, NJ 07311-3977
                                                   Attn: Morgan Stanley
                                           Prime Income Trust Repurchase Offer

                        FOR ADDITIONAL INFORMATION CALL:
                                 (800) 869-NEWS
           IF YOUR SHARES ARE HELD FOR YOU BY YOUR FINANCIAL ADVISER,
                PLEASE CONTACT YOUR FINANCIAL ADVISER DIRECTLY.

                       MORGAN STANLEY PRIME INCOME TRUST

     THIS LETTER OF TRANSMITTAL IS TO BE USED ONLY IF THE SHARES TO BE TENDERED ARE REGISTERED IN THE SHAREHOLDER'S NAME AND THE NECESSARY DOCUMENTS WILL BE TRANSMITTED TO THE DEPOSITARY BY THE SHAREHOLDER OR HIS BROKER, DEALER OR OTHER SELLING GROUP MEMBER. DO NOT USE THIS FORM IF A BROKER, DEALER OR OTHER SELLING GROUP MEMBER IS THE REGISTERED OWNER OF THE SHARES AND IS EFFECTING THE TRANSACTION FOR THE SHAREHOLDER.

     IF THE SHARES TENDERED HEREBY ARE IN CERTIFICATE FORM, THE CERTIFICATES REPRESENTING SUCH SHARES MUST BE RETURNED TOGETHER WITH THIS LETTER OF TRANSMITTAL. PLEASE NOTE THAT WE SUGGEST THAT SUCH CERTIFICATES BE RETURNED VIA CERTIFIED OR REGISTERED MAIL.

--------------------------------------------------------------------------------
     To ensure processing of your request this Letter of Transmittal or a manually signed facsimile of it (together with any certificates for Shares and all other required documents) must be received by the Depositary on or before the repurchase request deadline as stated in the Shareholder Repurchase Offer Notice and Repurchase Offer Terms.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       BOX NO. 1: SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
Name and Address of Registered Owner    Shareholder Information
--------------------------------------------------------------------------------

                                        PLEASE PROVIDE: Social Security/Tax
                                        Identification No. _____________________

                                        ACCOUNT NO.: ___________________________

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                SELECT AN OPTION

I UNDERSTAND THAT AN EARLY WITHDRAWAL CHARGE WILL BE IMPOSED ON MOST SHARES ACCEPTED FOR REPURCHASE THAT HAVE BEEN HELD FOR FOUR YEARS OR LESS (CALCULATED FROM THE LAST DAY OF THE MONTH IN WHICH THE SHARES WERE PURCHASED) AND THAT SUCH CHARGE, IF ANY, WILL BE DEDUCTED FROM THE PROCEEDS FROM THE TENDER OF SUCH SHARES.

OPTION A: ___________ (ALL) I hereby tender ALL of my Shares of the Fund.

OPTION B: ___________ (SHARES) I hereby tender ____________ Shares of the Fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PLEASE NOTE:

1. A TENDER REQUEST THAT DOES NOT SPECIFY ALL, OR THAT DOES NOT SPECIFY A NUMBER OF SHARES AND THAT IS NOT SIGNED AND DATED WILL BE REJECTED.

2. Alterations to this form (i.e. the repurchase request deadline or share class, etc.) are prohibited and the request will be rejected.

3.   Additional legal documentation may be required.

4. If the account indicated by the account number in Box No. 1 is a retirement plan custodial account (sponsored by Morgan Stanley) of which Morgan Stanley Trust serves as custodian, a Morgan Stanley distribution form MUST be submitted with this Letter of Transmittal.

5. If the social security number or other tax identification number is not certified OR the account is being transferred to a new social security number or other tax identification number, a Form W-9 MUST be completed and signed by the account owner. (Estate accounts must be signed by the legal representative of the estate and bear the estate's tax identification number and not the social security number of the deceased. Completion of the Form W-9 certifies the tax identification number. Certification will prevent backup withholding pursuant to the Internal Revenue Code and applicable Treasury regulations.) See Instruction 8. Non-U.S. shareholders should provide an appropriate Form W-8 to avoid withholding pursuant to the Internal Revenue Code and applicable Treasury Regulations. See Instruction 9.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               PLEASE BE SURE TO COMPLETE BOTH SIDES OF THIS FORM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               YOU SHOULD NOT COMPLETE THE LETTER OF TRANSMITTAL
                   IF YOU ARE TENDERING COMMON SHARES THROUGH
                             YOUR FINANCIAL ADVISER
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
     BOX NO. 2: SPECIAL PAYMENT AND DELIVERY INSTRUCTIONS(SEE INSTRUCTIONS 2, 3 AND 4)
-------------------------------------------------------------------------------------------

     To be completed ONLY if any checks are to be sent or wired to someone other than the undersigned and/or any checks or certificates for Shares not tendered or not repurchased are to be sent to the undersigned at an address other than that shown above in Box No. 1. A
SIGNATURE GUARANTEE IS REQUIRED IF THIS PORTION IS COMPLETED.

-------------------------------------------------------------------------------------------
    CHECK/CERTIFICATE INFORMATION                      BANK WIRE INFORMATION
-------------------------------------------------------------------------------------------
PAYEE:                                        Wire Proceeds To: |_| Checking |_| Savings
If you would like the check PAYABLE           (Minimum $5,000 to be wired)
to someone other than who the account
is registered, please provide the
following:

Name(s) ___________________________________   Bank ________________________________________
                 (PLEASE PRINT)                                  (NAME)

Address ___________________________________   Address _____________________________________

        ___________________________________   ABA Routing No. _____________________________
               (INCLUDE ZIP CODE)
                                              Account No. _________________________________
                                                           (SHAREHOLDER'S BANK ACCOUNT NO.)
MAILING:
If you would like the check and/or            Bank Account Registration ___________________
certificates for Shares not tendered                                           (NAME)
or not repurchased MAILED to an
address other than the account
registration, please provide the
following:

Name(s) ___________________________________   Please attach a voided check or deposit
                 (PLEASE PRINT)               slip if possible.

Address ___________________________________

        ___________________________________
               (INCLUDE ZIP CODE)
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                    BOX NO. 3: SIGNATURES (SEE INSTRUCTIONS 2, 3 AND 4)
-------------------------------------------------------------------------------------------
A.   By signing this Letter of Transmittal, you represent that you have read the letter printed on the other side of this page and the Instructions enclosed herewith, which
     Instructions form part of the terms and conditions of the Offer.

B.   This Letter of Transmittal must be signed and dated by the registered owner(s) of the
     Shares tendered hereby or by the person(s) authorized to become the registered owner(s) by documents transmitted herewith. If signature is by attorney-in-fact, executor, administrator, trustee, guardian, officer of a corporation or another acting in a fiduciary or representative capacity, please set forth the name and full title of such authorized signer and include the required additional legal documentation regarding the authority of the signor. See Instruction 4.

-------------------------------------------------------------------------------------------
     NOTE: ANY QUESTIONS REGARDING ADDITIONAL LEGAL DOCUMENTATION WHICH MAY BE REQUIRED
     SHOULD BE DIRECTED TO OUR CLIENT RELATIONS DEPARTMENT AT (800) 869-NEWS.

C.   YOUR SIGNATURE MUST BE GUARANTEED and you MUST complete the signature guarantee in this Box No. 3 if (i) the value of the Shares tendered herewith pursuant to the OFFER
     IS GREATER THAN $100,000, (ii) this LETTER OF TRANSMITTAL IS SIGNED BY SOMEONE OTHER
     THAN THE REGISTERED HOLDER OF THE SHARES TENDERED HEREWITH, (iii) you REQUEST PAYMENT
     FOR THE SHARES TENDERED HEREWITH TO BE SENT TO A PERSON OTHER THAN THE REGISTERED
     OWNER of such Shares for the benefit of such owner(s) and/or to an address other than the registered address of the registered owner of the Shares, or (iv) certificates for
     Shares not tendered or not repurchased are to be sent to an address other than the registered address of the registered owner of the Shares. For information with respect to what constitutes an acceptable guarantee, please see Instruction 4(f).
-------------------------------------------------------------------------------------------

D.   See Instruction 8 and Form W-9 regarding backup withholding.


___________________________________________________________________________________________
                    (SIGNATURE(S) OF OWNER(S) EXACTLY AS REGISTERED)

Dated _______, 20__                           Daytime Telephone Number (__) _______________

-------------------------------------------
    SIGNATURE GUARANTEE (IF APPLICABLE):
-------------------------------------------

___________________________________________
             Bank Name

___________________________________________
   Print Name of Authorized Signer

Telephone Number (____) _____________         (Affix signature guarantee stamp above if
                                              required)

-------------------------------------------------------------------------------------------

   IF YOU DO NOT HAVE A FINANCIAL ADVISER, AND YOU HAVE A DIRECT ACCOUNT HELD
                                 WITH THE FUND,
                   SEND TO: MORGAN STANLEY TRUST, DEPOSITARY

     DELIVERY TO AN ADDRESS OTHER THAN THAT SHOWN BELOW DOES NOT CONSTITUTE
                                VALID DELIVERY.

              BY REGULAR MAIL:                          BY CERTIFIED, REGISTERED,
            Morgan Stanley Trust                       OVERNIGHT MAIL OR COURIER:
                P.O. Box 984                              Morgan Stanley Trust
         Jersey City, NJ 07303-0984                    Harborside Financial Center
            Attn: Morgan Stanley                          Plaza Two, 2nd Floor
    Prime Income Trust Repurchase Offer                Jersey City, NJ 07311-3977
                                                          Attn: Morgan Stanley
                                                   Prime Income Trust Repurchase Offer

                      FOR ADDITIONAL INFORMATION CALL: (800) 869-NEWS
 IF YOUR SHARES ARE HELD FOR YOU BY YOUR FINANCIAL ADVISER, PLEASE CONTACT YOUR FINANCIAL
                                     ADVISER DIRECTLY.

                                  INSTRUCTIONS

             FORMING PART OF THE TERMS AND CONDITIONS OF THE OFFER

     1. DELIVERY OF LETTER OF TRANSMITTAL AND CERTIFICATES. This Letter of Transmittal is to be used only if the Shares to be tendered are registered in the shareholder's name and the necessary documents will be transmitted to the Depositary by the shareholder or his broker, dealer or other selling group member. Do not use this form if a broker, dealer or other selling group member is the registered owner of the Shares and is effecting the transaction for the shareholder. A PROPERLY COMPLETED AND DULY EXECUTED LETTER OF TRANSMITTAL OR MANUALLY SIGNED FACSIMILE OF IT, ANY CERTIFICATES REPRESENTING SHARES TENDERED AND ANY OTHER DOCUMENTS REQUIRED BY THE LETTER OF TRANSMITTAL SHOULD BE MAILED OR DELIVERED TO THE DEPOSITARY AT THE ADDRESS SET FORTH IN THE LETTER OF TRANSMITTAL AND MUST BE RECEIVED BY THE DEPOSITARY ON OR PRIOR TO THE CLOSE OF THE NEW YORK STOCK EXCHANGE (NORMALLY THE EXCHANGE CLOSES AT 4:00 P.M., EASTERN TIME, BUT IT MAY CLOSE EARLIER ON CERTAIN DAYS) ON THE REPURCHASE REQUEST DEADLINE AS STATED IN THE SHAREHOLDER REPURCHASE OFFER NOTICE AND REPURCHASE OFFER TERMS.

     THE METHOD OF DELIVERY OF ALL DOCUMENTS, INCLUDING CERTIFICATES FOR SHARES, IS AT THE ELECTION AND RISK OF THE TENDERING SHAREHOLDER. IF DELIVERY IS BY MAIL, REGISTERED MAIL WITH RETURN RECEIPT REQUESTED, PROPERLY INSURED, IS RECOMMENDED.

     THE FUND WILL NOT ACCEPT ANY ALTERNATIVE, CONDITIONAL OR CONTINGENT TENDERS. ALL TENDERING SHAREHOLDERS, BY EXECUTION OF THE LETTER OF TRANSMITTAL (OR A MANUALLY SIGNED FACSIMILE OF IT), WAIVE ANY RIGHT TO RECEIVE ANY NOTICE OF THE ACCEPTANCE OF THEIR TENDER.

     2. COMPLETING THE LETTER OF TRANSMITTAL. Do not use this form if you have a Financial Adviser. If you intend to tender any Shares pursuant to the Offer, please complete the Letter of Transmittal as follows:

          (a) Read the Letter of Transmittal in its entirety. By signing the Letter of Transmittal in Box No. 3, you agree to its terms.

          (b) Complete Box No. 1 by providing your Social Security Number/Tax Identification Number, a Confirm Number, if applicable, and selecting and completing Option A, Option B or Option C.

          (c) Complete Box No. 2 if certificates for Shares not tendered or not repurchased and/or any check issued in the name of a person other than the signer of the Letter of Transmittal are to be sent or wired to someone other than such signer or to the signer at an address other than that shown in Box No. 1.

          (d) Complete Box No. 3 in accordance with Instruction 4 set forth below.

     3. PARTIAL TENDERS, UNPURCHASED SHARES. If fewer than all of the Shares evidenced by any certificate submitted are to be tendered and if any tendered Shares are repurchased, new Shares evidenced by your old certificate(s) will be issued and sent to the registered owner, unless otherwise specified in Box No. 2 of the Letter of Transmittal, as soon as practicable after the repurchase request deadline of the Offer.

     4. SIGNATURES ON LETTER OF TRANSMITTAL, AUTHORIZATIONS AND ENDORSEMENTS.

          (a) If this Letter of Transmittal is signed and dated by the registered owner(s) of the Shares tendered hereby, the signature(s) must correspond exactly with the name(s) in which the Shares are registered.

          (b) If the Shares are held of record by two or more joint owners, each such owner must sign this Letter of Transmittal.

          (c) If any tendered Shares are registered in different names, it will be necessary to complete, sign, date and submit as many separate Letters of Transmittal (or manually signed facsimiles of it) as there are different registrations of Shares.

          (d) When this Letter of Transmittal is signed and dated by the registered owner(s) of the Shares listed and transmitted hereby, no endorsements of any certificate(s) representing such Shares or separate authorizations are required. If, however, payment is to be made to a person other than the registered owner(s), any unpurchased Shares are to be registered in the name of any person other than the registered owner(s) or any unpurchased Shares are to be issued to a person other than the registered owner(s), then the Letter of Transmittal and, if applicable, the certificate(s) transmitted hereby, must be endorsed or accompanied by appropriate authorizations, in either case signed exactly as such name(s) appear on the registration of the Shares and on the face of the certificate(s) and such endorsements or authorizations must be guaranteed by an institution described in Box No. 3.

          (e) If this Letter of Transmittal or any certificates or authorizations are signed by trustees, executors, administrators, guardians, attorneys-in-fact, officers of corporations or others acting in a fiduciary or representative capacity, such persons should so indicate when signing and must submit proper evidence satisfactory to the Fund of their authority so to act. Please contact the Morgan Stanley Trust Client Relations Department for assistance at (800) 869-NEWS.

          (f) Your signature MUST be guaranteed and you MUST complete the signature guarantee in Box No. 3 if (i) the value of the Shares tendered herewith pursuant to the Offer is greater than $100,000, (ii) this Letter of Transmittal is signed by someone other than the registered holder of the Shares tendered herewith, (iii) you request payment for the Shares tendered herewith to be sent to a payee other than the registered owner of such Shares and/or to an address other than the registered address of the registered owner of the Shares, or (iv) certificates for Shares not tendered or not repurchased are to be sent to an address other than the registered address of the registered owner of the Shares. An acceptable guarantee is one made by a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank. The guarantee must state the words "Signature Guaranteed" along with the name of the guarantor institution. Shareholders should verify with the institution that it is an eligible guarantor prior to signing. A signature guarantee may not be obtained from a notary public.

     5. TRANSFER TAXES. The Fund will pay all share transfer taxes, if any, payable on the transfer to it of Shares repurchased pursuant to the Offer. If, however, (a) payment of the Purchase Price is to be made to any person other than the registered owner(s), (b) (in the circumstances permitted by the Offer) unpurchased Shares are to be registered in the name(s) of any person other than the registered owner(s) or (c) tendered certificates are registered in the name(s) of any person other than the person(s) signing this Letter of Transmittal, then the amount of any transfer taxes (whether imposed on the registered owner(s) or such other persons) payable on account of the transfer to such person(s) will be deducted from the Purchase Price by the Depositary unless satisfactory evidence of the payment of such taxes, or exemption therefrom, is submitted.

     6. IRREGULARITIES. All questions as to the validity, form, eligibility (including time of receipt) and acceptance of any tender of Shares will be determined by the Fund in its sole discretion, whose determination shall be final and binding on all parties. The Fund reserves the absolute right to reject any or all tenders determined by it not to be in appropriate form or the acceptance of or payment for any Shares which may, in the opinion of the Fund's counsel, be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Offer or any defect or irregularity in tender of any particular Shares or any particular shareholder, and the Fund's interpretations of the terms and conditions of the Offer (including these Instructions) will be final and binding on all parties. Unless waived, any defects or irregularities in connection with tenders must be cured within such time as the Fund shall determine. Tendered Shares will not be accepted for repurchase unless all defects and irregularities have either been cured within such time or waived by the Fund. None of the Fund, Morgan Stanley Distributors Inc., the Depositary or any other person shall be obligated to give notice of defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

     7. QUESTIONS AND REQUESTS FOR ASSISTANCE AND ADDITIONAL COPIES. Questions and requests for assistance may be directed to Morgan Stanley Distributors Inc. at 1-800-869-NEWS and additional copies of the Offer and this Letter of Transmittal may be obtained from, Morgan Stanley Trust, P.O. Box 984, Jersey City, New Jersey 07303, or by telephoning (800) 869-NEWS.

     8. BACKUP WITHHOLDING; FORM W-9. Each tendering shareholder who is a United States person (including a resident alien individual) and who has not already submitted a completed and signed Form W-9 to the Fund is required to provide the Depositary with a correct taxpayer identification number ("TIN") on Form W-9. You may access these forms from the Internal Revenue Service website). Failure to furnish a properly completed Form W-9 to the Depositary may subject the tendering shareholder to backup federal income tax withholding on the payments made to the shareholder or other payee with respect to Shares repurchased pursuant to the Offer.

     9. WITHHOLDING ON NON-U.S. SHAREHOLDERS. The Depositary will withhold federal income taxes equal to 30% of the gross payments payable to a non-U.S. shareholder unless the non-U.S. shareholder has provided to the Depositary an appropriate Form W-8 on which it claims eligibility for a reduced rate of withholding or establishes an exemption from withholding. For this purpose, a non-U.S. shareholder is any shareholder that is not (i) a citizen or resident of the United States, (ii) a corporation or partnership created or organized in or under the laws of the United States or any state thereof, (iii) an estate the income of which is subject to United States federal income taxation regardless of its source or (iv) a trust whose administration is subject to the primary jurisdiction of a United States court and which has one or more United States fiduciaries who have authority to control all substantial decisions of the trust. The Depositary will determine a shareholder's status as a non-U.S. shareholder and eligibility for a reduced rate of, or an exemption from, withholding by reference to certificates or statements provided by the non-U.S. shareholder concerning eligibility for a reduced rate of, or exemption from, withholding unless facts and circumstances indicate that reliance is not warranted. A non-U.S. shareholder who has not previously submitted the appropriate certificates or statements with respect to a reduced rate of, or an exemption from, withholding for which such shareholder may be eligible should consider doing so in order to avoid overwithholding. A non-U.S. shareholder may be eligible to obtain a refund of tax withheld if such shareholder is able to establish that no tax or a reduced amount of tax was due.

     IMPORTANT: THE LETTER OF TRANSMITTAL OR A MANUALLY SIGNED FACSIMILE OF IT (TOGETHER WITH ANY CERTIFICATES FOR SHARES AND ALL OTHER REQUIRED DOCUMENTS) MUST BE RECEIVED BY THE DEPOSITARY ON OR BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE (NORMALLY THE EXCHANGE CLOSES AT 4:00 P.M., EASTERN TIME, BUT MAY CLOSE EARLIER ON CERTAIN DAYS) ON THE REPURCHASE REQUEST DEADLINE.

                                                                    XPITND 11/06

                                                                    XPITND-11/06

                        MORGAN STANLEY ANNOUNCES CHANGES
                      TO MORGAN STANLEY PRIME INCOME TRUST
                                REPURCHASE OFFER

                                                                November 3, 2006

     Since its inception in 1989, Morgan Stanley Prime Income Trust has made periodic tender offers to repurchase its shares in order to provide liquidity to its shareholders. In the past, the Fund has made tender offers on a quarterly basis to repurchase its shares. At the Fund's shareholder meeting held on August 1, 2006, shareholders approved a proposal which allows the Fund to repurchase its shares on a monthly basis.

     Accordingly, beginning in November 2006, the Fund will make monthly offers to repurchase its shares. This change will allow shareholders more frequent opportunities to obtain liquidity. However, in order to accommodate monthly repurchase offers, the date of the Fund's notification before each offer and the period between notification and expiration of each offer is shorter than in previous quarterly tender offers to repurchase, so please keep this in mind for the current repurchase offer and future monthly repurchase offers.

     Please note the following about the repurchase offer process:

          - Each monthly repurchase offer will have a repurchase request deadline ending on the third Friday of each month (or the preceding business day if such third Friday is not a business day). The Fund generally will begin accepting tenders approximately one week before the repurchase request deadline. Shareholders should consult the Fund's monthly notice and repurchase offer terms for the specific dates applicable to each offer. The Fund's first monthly repurchase offer period begins on November 10, 2006 and ends at the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but it may close earlier on certain days) on November 17, 2006.

          - Each monthly repurchase offer will be for an amount of not less than 5% of the Fund's outstanding shares, and the Fund anticipates that each monthly repurchase offer will be for up to 5% of the Fund's outstanding shares (although the initial one or more monthly repurchase offers may be for more than 5%). The repurchase offer for November 2006 is for up to 10% of the Fund's outstanding shares. The repurchase offer amount for any current monthly period, plus the repurchase offer amounts for the two monthly periods immediately preceding such current monthly period, will not exceed 25% of the Fund's outstanding shares. The Fund may repurchase additional shares only to the extent the percentage of additional shares so repurchased does not exceed 2% in any three-month period.

          - Prior to each monthly repurchase offer period, shareholders (including those accountholders whose shares are held in networked accounts or omnibus positions) will be mailed the following documents no less than seven (7) and no more than fourteen (14) days prior to the repurchase request deadline:

               - Morgan Stanley Prime Income Trust Shareholder Repurchase Offer Notice

               -    Repurchase Offer Terms

               -    Letter of Transmittal

          - Payment for shares repurchased by the Fund will be sent to shareholders not later than seven (7) days after the repurchase pricing date (which is normally the same date as the repurchase request deadline) and in any event will occur at least five (5) business days before notification of the next monthly repurchase offer is sent to shareholders.

SHAREHOLDERS WHO ARE NOT INTERESTED IN SELLING SHARES CAN DISREGARD THE PACKET.

          - You may continue to place trades through your back office; please follow your internal procedures.

          - Morgan Stanley sponsored retirement plan shareholders with Morgan Stanley Trust Company as custodian who wish to sell their shares must complete and submit the appropriate Morgan Stanley retirement account distribution form in addition to the enclosed Letter of Transmittal. To obtain a distribution form, please call the Morgan Stanley Client Relations Department at 1-800-869-NEWS.

     For information on recent enhancements to the Morgan Stanley Prime Income Trust, read the Fund's Prospectus and Supplement dated October 24, 2006 to the Prospectus or Morgan Stanley InFocus.

              THIS LETTER IS FOR FINANCIAL PROFESSIONAL USE ONLY.

Morgan Stanley Distributors Inc.
1221 Avenue of the Americas
New York, New York 10020
www.morganstanley.com

Copyright (C)2006
Morgan Stanley Distributors Inc.
All rights reserved.
Member NASD/SIPC.